                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07700

Morgan Stanley Limited Term Municipal Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2006 (unaudited)

         PRINCIPAL
         AMOUNT IN                                                                       COUPON    MATURITY
         THOUSANDS                                                                        RATE       DATE                 VALUE
         ---------                                                                        ----       ----                 -----

                     TAX-EXEMPT MUNICIPAL BONDS  (101.6%)
                     General Obligation  (7.4%)
          $  1,000   Pueblo School District # 60, Colorado, Ser 2002 (FSA)               5.375%    12/15/14         $  1,091,090
             2,000   Sussex County, Delaware, Ser 2003 (Ambac)                           5.00       10/15/11            2,119,920
             1,000   Massachusetts, Ser 2001 D (MBIA)                                    6.00       11/01/13            1,135,080
             3,000   Jackson County Reorganized School District # 4, Missouri,           5.00       03/01/17            3,106,920
                       Ser 2005 (FSA)
             1,000   New York City, New York, 2003 Ser C (FSA)                           5.25       08/01/11            1,066,790
             2,000   Bellevue School District # 405, Washington, Ser 2002 (FGIC)         5.00       12/01/15            2,131,720
             2,030   North Kitsap School District # 400, Washington, Refg Ser 2005       5.125      12/01/18            2,210,386
           -------     (FSA)                                                                                          -----------
            12,030                                                                                                     12,861,906
           -------                                                                                                    -----------

                     Educational Facilities Revenue  (10.2%)
             1,000   University of Arizona, Ser 2005 B COPs (Ambac)                      5.00       06/01/20            1,069,770
             2,000   Miami-Dade County Educational Facilities Authority, Florida,        5.00       04/01/16            2,149,520
                       University of Miami Ser 2004 A (Ambac)
             1,500   University of Central Florida, UCF Convocation Corp                 5.00       10/01/17            1,616,685
                       Ser 2005 A COPs (FGIC)
             2,000   University of Illinois, COPs Ser 2003 (Ambac)                       5.00       10/01/14            2,145,900
             1,000   Purdue University, Indiana, Student Facilities Ser 2003 A           5.375      07/01/14            1,088,520
             2,000   University of Maine, Ser 2002 (FSA)                                 5.375      03/01/12            2,163,320
               250   Maryland Health & Higher Educational Facilities Authority, 2006     5.25       07/01/18              250,675
                       Washington Christian Academy Ser 2006
             1,500   Harrisburg University of Science, Pennsylvania, Ser 2007 A (WI)     5.40       09/01/16            1,516,215
             1,000   Pennsylvania State University, Refg Ser 2002                        5.25       08/15/13            1,090,510
             1,000   Swarthmore Borough Authority, Pennsylvania, Swarthmore College      5.25       09/15/14            1,079,240
                       Ser 200
               450   Chattanooga Health, Educational and Housing Facilities Board,       5.00       10/01/15              463,311
                       Tennessee, University of Tennessee Chattanooga Refg Ser 2005 A
             1,000   Southwest Higher Education Authority, Texas, Southern Methodist     5.50       10/01/13            1,093,730
                       University Ser 2002 (Ambac)
             2,000   Texas Tech University, Refg & Impr Ser 2003 (Ambac)                 5.25       02/15/15            2,166,340
           -------                                                                                                    -----------
            16,700                                                                                                     17,893,736
           -------                                                                                                    -----------

                     Electric Revenue  (13.2%)
             1,500   Alaska Industrial Development & Export Authority, Lake Dorothy      5.25       12/01/21            1,560,540
                       Hydroelectric Ser 2006 (AMT) (Ambac)
             1,000   Arizona Power Authority, Hoover Uprating Refg Ser 2001A             5.25       10/01/16            1,109,470
                     California Department of Water Resources,
             1,000      Power Supply Ser 2002 A (MBIA)                                   5.50       05/01/13            1,098,730
             2,000      Power Supply Ser 2002 A (Ambac)                                  5.50       05/01/14            2,198,180
             2,000   Jacksonville Electric Authority, Florida, St Johns River Power      5.25       10/01/13            2,128,820
                       Park Refg Issue 2 Ser 17
             2,000   Municipal Electric Authority of Georgia, Combustion Turbine         5.25       11/01/14            2,158,300
                       Ser 2002 A (MBIA)
             2,000   Michigan Public Power Agency, Belle River Refg 2002 Ser A (MBIA)    5.25       01/01/12            2,142,820
             2,000   Southern Minnesota Municipal Agency, Ser 2002 A (MBIA)              5.00       01/01/12            2,121,100
             1,000   Long Island Power Authority, New York, Ser 1998 B (MBIA)            5.125      04/01/11            1,029,370
             2,000   Ohio Municipal Electric Generation Agency, American Municipal       5.00       02/15/16            2,139,900
                       Power-Ohio Inc Refg 2004 (Ambac)
             1,000   South Carolina Public Service Authority, Refg Ser 2002 D (FSA)      5.25       01/01/15            1,081,110
             1,000   Lower Colorado River Authority, Texas, LCRA Services Corp           5.00       05/15/19            1,043,220
                       Refg Ser 2004 (FGIC)
             2,000   Klickitat County Public Utilities District # 1, Washington,         5.25       12/01/21            2,209,060
                       Refg Ser 2006 B (FGIC)
             1,000   Seattle, Washington, Municipal Light & Power Refg Ser 2000          5.625      12/01/14            1,067,010
           -------                                                                                                    -----------
            21,500                                                                                                     23,087,630
           -------                                                                                                    -----------

                     Hospital Revenue  (10.4%)
             2,000   Glendale Industrial Development Authority, Arizona, John C Lincoln  5.25       12/01/22            2,118,200
                       Health Ser 2005 B
             1,000   Washington County, Arkansas, Washington Regional Medical Center     5.00       02/01/19            1,042,500
                       Ser 2005 B
             2,000   California Health Facilities Financing Authority, Cedars-Sinai      5.00       11/15/19            2,112,140
                       Medical Center Refg Ser 2005
             1,825   California Statewide Communities Development Authority, Adventist   5.00       03/01/19            1,920,484
                       Health West Ser 2005 A
             1,470   Loma Linda, California, Loma Linda University Medical Center        5.00       12/01/17            1,546,308
                       Ser 2005 A
             1,000   Alachua County Health Facilities Authority, Florida, Shands         6.25       12/01/11            1,101,000
                       Teaching Hospital & Clinics Ser 1996 A (MBIA)

            1,000   Indiana Health Facilities Financing Authority, Community Hospitals   5.00       05/01/20            1,066,240
                       Ser 2005 A (Ambac)
             1,000   Maryland Health & Higher Educational Facilities Authority,          5.25       08/15/12            1,036,890
                       Medlantic/Helix Ser 1998 A (FSA)
             1,100   Michigan Hospital Finance Authority, Henry Ford Health Ser 2006 A   5.00       11/15/20            1,163,657
             1,390   Akron Bath Copley, Ohio, JT Twp Hospital District, Akron            5.00       01/01/15            1,468,327
                       General Health System Ser A
             2,250   Franklin County, Ohio, Trinity Health Ser 2005 A                    5.00       06/01/17            2,400,682
             1,200   Sullivan County, Tennessee, Health, Educational & Housing           5.00       09/01/22            1,249,428
           -------     Facilities Board, Wellmont Health System Ser 2006 C                                            -----------
            17,235                                                                                                     18,225,856
           -------                                                                                                    -----------

                     Industrial Development/Pollution Control Revenue  (9.4%)
             1,000   California Pollution Control Financing Authority, San Diego         5.90       06/01/14            1,115,160
                        Gas & Electric Co 1996 Ser A
             3,000   Clark County Pollution Control Financing Authority, Nevada,         3.25       06/01/31            2,929,050
                        Southern California Edison Co 2000 Ser C (AMT) (Mandatory
                        Tender 03/02/09)
             2,000   New York City Industrial Development Agency, New York, Terminal     5.00       01/01/10            2,062,400
                        One Group Association Ser 2005 (AMT)
             1,000   Westchester Tobacco Asset Securitization Corporation, New York,     5.00       06/01/26            1,022,380
                                    Ser 2005
             4,000   Tennessee Energy Acquisition Corporation, Ser 2006 A ++             5.25       09/01/19            4,444,600
             1,725   Sabine River Authority, Texas, TXU Texas Electric Co Refg           5.75       05/01/30            1,832,950
                        Ser 2001 B (AMT) (Mandatory Tender 11/01/11)
             2,000   Chesterfield County Industrial Development Authority, Virginia,     5.50       10/01/09            2,022,160
                        Virginia Electric & Power Co Ser 1985
             1,000   Tobacco Settlement Financing Corporation, Virginia, Asset Backed    5.25       06/01/19            1,052,200
           -------      Ser 2005                                                                                      -----------
            15,725                                                                                                     16,480,900
           -------                                                                                                    -----------

                     Mortgage Revenue - Multi-Family  (0.9%)
             1,500   Independent Cities Lease Financing Authority, California, San Juan  4.875      05/15/26            1,530,825
           -------      Mobile Estates Ser 2006 A                                                                     -----------

                     Mortgage Revenue - Single Family  (0.4%)
               705   Virginia Housing Development Authority, 2001 Ser J (MBIA)           4.75       01/01/12              729,985
           -------                                                                                                    -----------

                     Public Facilities Revenue  (8.4%)
             2,000   Jefferson County, Alabama, School Ser 2004 A                        5.25       01/01/15            2,168,580
             2,000   Manatee County School District, Florida, Sales Tax Ser 2003         5.00       10/01/15            2,153,180
                        (Ambac)
             2,000   Orange County School Board, Florida, Ser 2001 A COPs (Ambac)        5.25       08/01/14            2,158,100
               595   Kentucky Property & Buildings Commission, Project No. 69 Ser A      5.25       08/01/15              633,056
                        (FSA)
             2,000   Kansas City School District, Missouri, Elementary School            5.00       02/01/14            2,150,820
                        Refg Ser 2003 B (FGIC)
             1,000   Missouri Board of Public Buildings, Ser A 2003                      5.50       10/15/13            1,108,410
             1,000   New Jersey Economic Development Authority, School Construction      5.00       09/01/17            1,081,140
                        Refg 2005 Ser N-1 (Ambac)+
             2,000   Erie County Industrial Development Agency, New York, Buffalo        5.75       05/01/14            2,235,300
                        School District Ser 2003 (FSA)
             1,000   Ohio Building Authority, Highway Safety Building 2001 Ser  A        5.50       10/01/15            1,077,320
           -------                                                                                                    -----------
            13,595                                                                                                     14,765,906
           -------                                                                                                    -----------

                     Recreational Facilities Revenue  (4.0%)
             1,000   Santa Rosa Rancheria Tachi Yokut Tribe, California, Ser 2006        5.00       03/01/20            1,010,560
                     District of Columbia Ballpark,
             1,000      Ser 2006 B-1                                                     5.25       02/01/16            1,104,300
             1,000      Ser 2006 B-1                                                     5.00       02/01/19            1,075,850
             1,000   Baltimore, Maryland Convention Center Hotel Ser 2006 A (XLCA)       5.25       09/01/21            1,101,500
             1,000   Maryland Economic Development Corporation, Chesapeake Bay           5.00       12/01/16            1,009,700
                        Conference Center Ser 2006 A
             1,575   Detroit, Michigan, CoBo Hall Ser 2003 (MBIA)                        5.00       09/30/13            1,686,542
           -------                                                                                                    -----------
             6,575                                                                                                      6,988,452
           -------                                                                                                    -----------

                     Resource Recovery Revenue  (3.5%)
             3,000   Northeast Maryland Waste Disposal Authority, Montgomery County      5.50       04/01/12            3,227,400
                        Refg Ser 2003 (AMT) (Ambac)
             1,000   Massachusetts Development Finance Agency, SEMASS Ser 2001 A         5.625      01/01/12            1,082,240
                        (MBIA)
             1,645   Harrisburg Authority, Pennsylvania, Ser D 2003 (FSA) (Mandatory     5.00       12/01/33            1,758,439
           -------      Tender 10/01/13)                                                                              -----------
             5,645                                                                                                      6,068,079
           -------                                                                                                    -----------

                     Retirement & Life Care Facilities Revenue (0.6%)
             1,000   Maryland Health & Higher Educational Facilities Authority,          5.00       01/01/17            1,001,130
           -------      King Farm Presbyterian Community Ser 2007 B (WI)                                              -----------

                     Tax Allocation Revenue  (4.6%)
             2,000   Burbank Public Financing Authority, California, 2003 Ser A (Ambac)  5.25       12/01/14            2,186,060
             1,100   Village of Pingree Grove, Illinois, Cambridge Lakes Ser 2005-1      5.25       03/01/15            1,123,738
             3,000   Unified Government of Wyandotte County/Kansas City, Kansas,         4.75       12/01/16            3,093,450
                        Area B Refg Ser 2005
             1,500   Fenton, Missouri, Gravois Bluffs Refg Ser 2006                      5.00       04/01/13            1,570,365
           -------                                                                                                    -----------
             7,600                                                                                                      7,973,613
           -------                                                                                                    -----------

                     Transportation Facilities Revenue  (17.1%)
             1,000   Alaska International Airports, Ser 2002 B (Ambac)                   5.75       10/01/13            1,100,980
             2,000   Orange County, California, Airport Refg Ser 1997 (AMT) (MBIA)       5.50       07/01/11            2,055,300
             2,000   Orange County Transportation Authority, California, Toll Road       5.25       08/15/14            2,187,160
                        Refg Ser 2003 A (Ambac)
             2,000   Colorado Department of Transportation, Refg Ser 2002 B (MBIA)       5.00       06/15/11            2,111,540
             1,000   Greater Orlando Aviation Authority, Florida, Ser 1997 (AMT) (FGIC)  5.75       10/01/11            1,082,460
             2,000   Miami-Dade County Aviation, Florida, Miami Int'l Airport            5.00       10/01/12            2,116,020
                         Ser 2003 D (AMT) (MBIA)
               960   Southwestern Development Authority, Illinois, Tri-City Regional     4.90       07/01/14              963,283
                        Port District Refg Ser 2003 A (AMT)
             2,000   Maryland Department of Transportation, Ser 2003                     5.25       12/15/14            2,212,920
             1,000   Minneapolis & St. Paul, Metropolitan Airports Commission,           5.00       01/01/20            1,057,390
                        Minnesota, Ser 2005 B (AMT) Ambac)
             1,100   St Louis, Missouri, Lambert-St Louis Int'l Airport Ser 2003 A (FSA) 5.25       07/01/12            1,182,808
             1,000   Clark County, Nevada, Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)    5.00       07/01/13            1,059,720
             1,750   New Hampshire, Turnpike Refg Ser 2003 (Ambac)                       5.00       02/01/16            1,869,910
             1,000   Triborough Bridge & Tunnel Authority, New York, Ser 2001 A          5.25       01/01/14            1,071,180
                     Dallas Fort Worth International Airport, Texas,
             2,000      Refg Ser 2006 (AMT) (XLCA)                                       5.00       11/01/12            2,056,960
             2,000      Refg Ser 2006 A (AMT) (XLCA)                                     5.00       11/01/13            2,056,420
             1,500   Richmond Metropolitan Authority, Virginia, Ser 2002 (FGIC)          5.25       07/15/13            1,635,285
             4,010   Port of Seattle, Washington, Passenger Facility Ser 1998 A          5.00       12/01/23            4,110,880
           -------      (MBIA)++                                                                                      -----------
            28,320                                                                                                     29,930,216
           -------                                                                                                    -----------

                     Water & Sewer Revenue  (5.8%)
             1,500   Clayton County Water Authority, Georgia, Refg Ser 2003              5.25       05/01/14            1,641,900
             1,000   Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC)       5.25       07/01/13            1,045,760
             2,000   Passaic Valley Sewage Commission, New Jersey, Sewer Ser 2003        5.00       12/01/14            2,152,000
                        (FGIC)
             2,000   Portland, Oregon, Sewer Refg 2004 Ser B (FSA)                       5.00       06/01/17            2,169,580
             1,000   Houston, Texas, Combined Utility First Lien Refg Ser 2004 A (MBIA)  5.25       05/15/10            1,049,980
             2,000   West Harris County Regional Water Authority, Texas, Ser 2005 (FSA)  5.00       12/15/17            2,143,060
           -------                                                                                                    -----------
             9,500                                                                                                     10,202,280
           -------                                                                                                    -----------

                     Other Revenue (5.7%)
             2,000   Northern Tobacco Securitization Corporation, Alaska,                4.625      06/01/23            1,997,880
                        Asset Backed Ser 2006 A
             2,000   California County Tobacco Securitization Agency, Los Angeles        0.00+++    06/01/28            1,727,920
                        County Securitization Corporation Ser 2006
             2,000   Golden State Tobacco Securitization Corporation, California,        5.00       06/01/21            2,096,380
                        Enhanced Asset Backed Ser 2005 A (Ambac)
             1,000   New Jersey Economic Development Authority, Cigarette Tax            5.00       06/15/12            1,059,980
                        Ser 2004 (FGIC)
             3,000   Tobacco Settlement Financing Corporation, New York, State           5.50       06/01/15            3,170,520
           -------      Contingency Ser 2003 B                                                                        -----------
            10,000                                                                                                     10,052,680
           -------                                                                                                    -----------
           167,630   TOTAL TAX-EXEMPT MUNICIPAL BONDS  (Cost $174,984,088)                                            177,793,194
           -------                                                                                                    -----------

                     SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.3%)
             1,400   Pinellas County Health Facilities Authority, Florida, Pooled        4.00*      12/01/15            1,400,000
                         Hospital Loan Ser 1985 (Ambac) (Demand 01/02/07)
             1,800   Illinois Health Facilities Authority, University of Chicago         4.00*      08/01/26            1,800,000
                         Hospital Ser 1998 (MBIA) (Demand 01/02/07)
               800   South Fork Municipal Authority, Pennsylvania, Conemaugh Health      3.99*      07/01/28              800,000
           -------       Ser 1998 A (MBIA) (Demand 01/02/07)                                                          -----------
             4,000   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS                                                  4,000,000
           -------       (Cost $4,000,000)                                                                            -----------

           171,630   TOTAL INVESTMENTS (Cost $178,984,088) (a) (b)                                                    181,793,194
           -------                                                                                                    -----------

            (6,010)  FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (-3.5%)
                     Notes with interest rates ranging from 3.95% to 3.96% at
                        December 31, 2006 and contractual maturities of collateral
                        ranging from 09/01/19 to 12/01/23 ++++ (c) (Cost ($6,010,000))                                 (6,010,000)
           -------                                                                                                    -----------

          $165,620   TOTAL NET INVESTMENTS (Cost $172,974,088)                                      100.4%            175,783,194
          ========

                     LIABILITIES IN EXCESS OF OTHER ASSETS                                           (0.4)               (773,246)
                                                                                                                      -----------

                     NET ASSETS                                                                     100.0%           $175,009,948
                                                                                                    =====             ===========

--------------------

        AMT         Alternative Minimum Tax.

        COPs        Certificates of Participation.

        WI          Security purchased on a when-issued basis.

         +          A portion of this security has been physically segregated in connection with open futures contracts in the amount of
                    $48,750.

        ++          Underlying security related to inverse floater entered into by the Fund.

        +++         Security is a "step-up" bond where the coupon increases on a predetermined future date.

        ++++        Floating Rate note obligations related to securities held.
                    The interest rates shown reflect the rate in effect at
                    December 31, 2006.

        *           Current coupon of variable rate demand obligation.

        (a)         Securities have been designated as collateral in an amount equal to $10,828,349 in connection with open futures
                    contracts, purchase of a when-issued security and open
                    interest rate swap contract.

        (b)         The aggregate cost for federal income tax purposes
                    approximates the aggregate cost for book purposes. The
                    aggregate gross unrealized appreciation is $2,947,920 and
                    the aggregate gross unrealized depreciation is $138,814,
                    resulting in net unrealized appreciation of $2,809,106.

        (c)         Floating Rate Note Obligations Related to Securities Held -
                    The Fund enters into transactions in which it transfers to
                    Dealer Trusts ("Dealer Trusts"), fixed rate bonds in
                    exchange for cash and residual interests in the Dealer
                    Trusts' assets and cash flows, which are in the form of
                    inverse floating rate investments. The Dealer Trusts fund
                    the purchases of the fixed rate bonds by issuing floating
                    rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into
                    shortfall agreements with the Dealer Trusts which commit the
                    Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as
                    any shortfalls in interest cash flows. The residual
                    interests held by the Fund (inverse floating rate
                    investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to
                    transfer the municipal bond from the Dealer Trusts to the
                    Fund, thereby collapsing the Dealer Trusts. The Fund
                    accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred
                    remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities.

    Bond Insurance:
    ---------------

        Ambac        Ambac Assurance Corporation.
        FGIC         Financial Guaranty Insurance Company.
         FSA         Financial Security Assurance Inc.
        MBIA         Municipal Bond Investors Assurance Corporation.
        XLCA         XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2006:

                                                          DESCRIPTION,                    UNDERLYING
      NUMBER OF                                          DELIVERY MONTH                  FACE AMOUNT               UNREALIZED
      CONTRACTS              LONG/SHORT                     AND YEAR                       AT VALUE               APPRECIATION
---------------------- ------------------------ ---------------------------------- ------------------------- -----------------------

         75                     Short              U.S. Treasury Notes 10 Year           $(8,060,156)               $123,427
                                                          March 2007

INTEREST RATE SWAP CONTRACT OPEN AT DECEMBER 31, 2006:

                                  NOTIONAL            PAYMENTS               PAYMENTS            TERMINATION        UNREALIZED
       COUNTERPARTY             AMOUNT (OOO)        MADE BY FUND         RECEIVED BY FUND           DATE           APPRECIATION
---------------------------- ------------------- -------------------- ------------------------ ---------------- --------------------

J.P. Morgan Chase Co.             $15,000        Fixed Rate 3.568%       Floating Rate BMA        03/08/07           $192,400
                                                                           (Bond Market
                                                                           Association)

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                BASED ON MARKET VALUE AS A PERCENT OF NET ASSETS

Alabama                                                              1.2%
Alaska                                                               2.7
Arizona                                                              2.5
Arkansas                                                             0.6
California                                                          13.0
Colorado                                                             1.8
Delaware                                                             1.2
District of Columbia                                                 1.2
Florida                                                              9.1
Georgia                                                              2.2
Hawaii                                                               0.6
Illinois                                                             3.4
Indiana                                                              1.2
Kansas                                                               1.8
Kentucky                                                             0.4
Maine                                                                1.2
Maryland                                                             5.6
Massachusetts                                                        1.3
Michigan                                                             2.8
Minnesota                                                            1.8
Missouri                                                             5.2
Nevada                                                               2.3
New Hampshire                                                        1.1
New Jersey                                                           2.5
New York                                                             6.7
Ohio                                                                 4.0
Oregon                                                               1.2
Pennsylvania                                                         3.6
South Carolina                                                       0.6
Tennessee                                                            1.8
Texas                                                                7.7
Virginia                                                             3.1
Washington                                                           5.0
                                                                   -----
                                                    Total+         100.4%
                                                                   =====

-------------

+ Does not include open futures contracts with an underlying face amount of
  $8,060,156 with unrealized appreciation of $123,427 and an interest rate swap contract with unrealized appreciation of $192,400.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the
Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC")
rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The
Fund's principal executive officer and principal financial officer have also concluded that the Fund's disclosure controls and procedures designed to ensure that information required to be disclosed by the Fund in this Form N-Q is accumulated and communicated to the Fund's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Fund has determined that as of and prior to November 30, 2006, the Fund's fiscal quarter end period, the Fund had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting
Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets
and Extinguishments of Liabilities." Since November 30, 2006, and prior to the issuance of the Fund's quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Fund. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Fund's shares or the Fund's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting. However, as discussed above, subsequent to November 30,
2006, the Fund's internal control over financial reporting was revised.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Term Municipal Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2007

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                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Limited Term
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 9, 2007
                                        /s/ Ronald E. Robison
                                        Ronald E. Robison
                                        Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Limited Term
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 9, 2007
                                       /s/ Francis Smith
                                       Francis Smith
                                       Principal Financial Officer

                                       5